Equities - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions				1 Months Ended		12 Months Ended
	Sep. 05, 2025 USD ($) $ / shares shares	Sep. 05, 2025 CNY (¥) shares	Jul. 19, 2023 shares	Oct. 31, 2020 $ / shares shares	Apr. 30, 2016 Optionplan shares	Dec. 31, 2025 USD ($) Item $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 05, 2025 ¥ / shares	Apr. 05, 2023 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, outstanding						60,547,760	60,203,214
Number of classes of common shares authorized, issued and outstanding | Item						1
Common shares, par value | $ / shares						$ 0.01	$ 0.01
Number of stock options granted			2,300,000
Allocated Share-based Compensation Expense | $						$ 0	$ 0	$ 100,000
Unrecognized compensation expense related to non-vested stock options granted | $						$ 0	$ 0	$ 400,000
Options exercisable at period end						0	0	153,500
Fair value of stock options vested | $						$ 0	$ 500,000	$ 400,000
Percentage of total shares previously granted under agreement	32.50%	32.50%
Number of share repurchased of common shares	747,500	747,500				747,500
Payments for repurchase of equity	$ 1,100,000	¥ 8.0				$ 1,121,000
Share issued price per share | $ / shares	$ 1.5
Repurchase of shares at fixed exchange rate | (per share)	$ 1								¥ 7.1564
Vesting of shares stipulated as per schedule	1,552,500	1,552,500
2016 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approved number of stock option plans | Optionplan					2,016
Shares authorized under stock option plan					3,500,000
Stock option authorized for each non-employee director					15,000
Stock option granted period in years, maximum					10 years
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, price per share | $ / shares										$ 1.75
Private Placement | Greater Sail
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues				16,051,219
Private Placement | West Ridge
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues				2,603,366
Shares issued, price per share | $ / shares				$ 0.01